Annual Operating Expenses - FidelityNewJerseyMunicipalMoneyMarketFund-PremiumPRO - FidelityNewJerseyMunicipalMoneyMarketFund-PremiumPRO - Fidelity New Jersey Municipal Money Market Fund - Fidelity New Jersey Municipal Money Market Fund - Premium Class
Jan. 29, 2024
Operating Expenses:
Management fee	0.20%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.10%
Total annual operating expenses	0.30%